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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

If amended report check here: [_] Amendment Number:
                                                    -----------------

This Amendment:   [_] is a restatement.
                  [_] adds new holdings entries.

Institutional Investment Manager Filing the Report:

STERLING HOLT KENAN
1400 North Lake Way                   Palm Beach       Florida       33480
--------------------------------------------------------------------------------
Business Address           (Street)     (City)         (State)        (Zip)

Form 13F File Number: 28-7200

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      STERLING HOLT KENAN              561-840-9080              TRUSTEE
--------------------------------   --------------------   ----------------------
             Name                        Phone No.                Title

Signature, Place and Date of Signing:

    /s/ Sterling Holt Kenan            Palm Beach, FL            07/15/10
--------------------------------   ---------------------   ---------------------

Report Type:

[_]  13F HOLDINGS REPORT

[X]  13F NOTICE

[_]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

   Form 13F File Number   Name
   --------------------   ----------------------
   28-694                 J P Morgan Chase & Co.